Cover	12 Months Ended
Mar. 31, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Jerash Holdings (US), Inc.
Entity Central Index Key	0001696558